Document and Entity Information	Nov. 25, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Registrant Name	DELAWARE GROUP INCOME FUNDS
Central Index Key	0000027825
Amendment Flag	false
Document Creation Date	Nov. 25, 2015
Document Effective Date	Nov. 27, 2015
Prospectus Date	Nov. 27, 2015